Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

17.  Segment Information

Our operations are organized by management into operating segments by line of business and geography. We have determined that we have two reportable segments as defined in generally accepted accounting principles for segment reporting: (i) Retail, consisting of our automotive retail operations, and (ii) Other, consisting of our commercial vehicle operating segment, our car rental business operating segment, and our investments in non-automotive retail operations. The Retail reportable segment includes all automotive dealerships and all departments relevant to the operation of the dealerships and the retail automotive joint ventures. The individual dealership operations included in the Retail reportable segment have been grouped into four geographic operating segments: Eastern, Central, and Western United States and International. The geographic operating segments have been aggregated into one reportable segment as their operations (A) have similar economic characteristics (all are automotive dealerships having similar margins), (B) offer similar products and services (all sell new and used vehicles, service, parts and third-party finance and insurance products), (C) have similar target markets and customers (generally individuals) and (D) have similar distribution and marketing practices (all distribute products and services through dealership facilities that market to customers in similar fashions). The accounting policies of the segments are the same and are described in Note 1.

The following table summarizes revenues, floor plan interest expense, other interest expense, debt discount amortization, depreciation, equity in earnings of affiliates, and income (loss) from continuing operations before certain non-recurring items and income taxes, which is the measure by which management allocates resources to its segments and which we refer to as adjusted segment income (loss), for each of our reportable segments. Adjusted segment income excludes the items in the table below in order to enhance the comparability of segment income from period to period.

	Retail	Other	Intersegment Elimination	Total
Revenues
2013	$14,390.7	$205.5	$(32.3)	$14,563.9
2012	12,957.9	4.0	(4.6)	12,957.3
2011	10,926.4	—	—	10,926.4
Floor plan interest expense
2013	$42.7	$0.6	$—	$43.3
2012	38.1	—	—	38.1
2011	26.6	—	—	26.6
Other interest expense
2013	$44.3	$3.4	$—	$47.7
2012	46.5	0.1	—	46.6
2011	44.1	—	—	44.1
Debt discount amortization
2013	$—	$—	$—	$—
2012	—	—	—	—
2011	1.7	—	—	1.7
Depreciation
2013	$59.8	$1.3	$—	$61.1
2012	52.9	—	—	52.9
2011	45.8	—	—	45.8
Equity in earnings of affiliates
2013	$4.9	$25.8	$—	$30.7
2012	3.3	24.3	—	27.6
2011	2.1	23.3	—	25.4
Adjusted segment income
2013	$338.3	$34.6	$(0.3)	$372.6
2012	281.9	23.7	(0.1)	305.5
2011	221.9	23.3	—	245.2

The following table reconciles total adjusted segment income to consolidated income from continuing operations before income taxes.

	Year Ended December 31,
	2013	2012	2011
Adjusted segment income	$372.6	$305.5	$245.2
Debt redemption costs	—	(17.8)	—
Income (loss) from continuing operations before income taxes	$372.6	$287.7	$245.2

Total assets, equity method investments, and capital expenditures by reporting segment are as set forth in the table below.

	Retail	Other	Intersegment Elimination	Total
Total assets
2013	$5,747.6	$668.2	$(0.3)	$6,415.5
2012	5,101.3	277.8	(0.1)	5,379.0
Equity method investments
2013	$81.6	$265.3	$—	$346.9
2012	53.3	249.9	—	303.2
Capital expenditures
2013	$169.6	$86.4	$—	$256.0
2012	152.0	9.9	—	161.9
2011	131.2	—	—	131.2

The following table presents certain data by geographic area:

	Year Ended December 31,
	2013	2012	2011
Sales to external customers:
U.S.	$9,324.8	$8,311.8	$7,061.3
Foreign	5,239.1	4,645.5	3,865.1
Total sales to external customers	$14,563.9	$12,957.3	$10,926.4
Long-lived assets, net:
U.S.	$1,163.2	$955.6
Foreign	447.8	381.9
Total long-lived assets	$1,611.0	$1,337.5

The Company’s foreign operations are predominantly based in the U.K.